Share-based Compensation - Schedule of Award Activity Under the 2022 RSU Plan (Details) - Restricted Stock Units (RSUs) - 2022 RSU Plan shares in Millions	6 Months Ended
Sep. 30, 2025 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	7
Vested (in shares) | shares	(3)
Outstanding, ending of period (in shares) | shares	4
Weighted Average Grant Date Fair Value Per Award
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 47.34
Vested (in dollars per share) | $ / shares	53.65
Outstanding, ending of period (in dollars per share) | $ / shares	$ 49.44